UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08497

Name of Fund: BlackRock Corporate High Yield Fund III, Inc. (CYE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Corporate High Yield Fund III, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 02/28/2010

Date of reporting period: 11/30/2009

Item 1 – Schedule of Investments

BlackRock Corporate High Yield Fund III, Inc. (CYE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks		Shares	Value

Auto Components - 0.7%	Federal-Mogul Corp., Class A (a)		76,700	$1,035,450
	Lear Corp. (a)		8,985	565,979

				1,601,429

Building Products - 0.5%	Masonite Worldwide Holdings (a)		34,575	1,210,125

Capital Markets - 0.2%	E*Trade Financial Corp. (a)		296,000	485,440

Chemicals - 0.1%	Solutia, Inc. (a)		14,000	150,780
	Wellman Holdings, Inc. (a)		1,522	381

				151,161

Communications Equipment - 0.9%	Loral Space & Communications Ltd. (a)		64,095	2,122,185

Diversified Financial Services - 0.0%	Citigroup, Inc.		1	4

Diversified Telecommunication Services - 0.2%	Qwest Communications International, Inc.		150,000	547,500

Electrical Equipment - 0.0%	Medis Technologies Ltd. (a)		70,784	4,743
	SunPower Corp., Class B (a)		778	13,903

				18,646

Food Products - 0.0%	Pilgrim’s Pride Corp.		6,334	37,877

Hotels, Restaurants & Leisure - 0.0%	Buffets Restaurants Holdings, Inc. (a)		1,099	7,693

Household Durables - 0.3%	Beazer Homes USA, Inc. (a)		129,500	556,850
	Standard-Pacific Corp. (a)		15,000	47,850

				604,700

Media - 0.2%	Sirius XM Radio, Inc. (a)		865,000	544,950

Paper & Forest Products - 0.2%	Ainsworth Lumber Co. Ltd.		125,117	243,026
	Ainsworth Lumber Co. Ltd. (a)(b)		140,415	273,038
	Western Forest Products, Inc. (a)(b)		45,762	8,455
	Western Forest Products, Inc. (a)		158,023	29,197

				553,716

Software - 0.1%	TiVo, Inc. (a)		31,000	306,900

Wireless Telecommunication Services - 0.4%	iPCS, Inc. (a)		33,057	793,699

	Total Common Stocks - 3.8%			8,986,025

	Corporate Bonds		Par (000)

Airlines - 2.2%	American Airlines, Inc., 10.50%, 10/15/12 (b)	USD	580	585,800
	American Airlines Pass-Through Trust, Series 2001-02, 7.86%, 4/01/13		400	398,000
	Continental Airlines, Inc., Series 1997-4-B, 6.90%, 7/02/18 (c)		699	639,148
	Continental Airlines, Inc., Series 2001-1-C, 7.03%, 12/15/12		315	295,647
	Continental Airlines, Inc., Series 2003-RJ, 7.88%,		470	380,320
	1/02/20 Delta Air Lines, Inc., 9.50%, 9/15/14 (b)		140	142,100

BlackRock Corporate High Yield Fund III, Inc. (CYE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Delta Air Lines, Inc., Series B, 9.75%, 12/17/16	USD	600	$600,000
	United Air Lines, Inc., 12.75%, 7/15/12		2,100	2,136,750

				5,177,765

Auto Components - 1.1%	Allison Transmission, Inc., 11.00%, 11/01/15 (b)		416	430,560
	Delphi International Holdings Unsecured, 12.00%, 10/06/14		91	89,282
	The Goodyear Tire & Rubber Co., 7.86%, 8/15/11		1,450	1,486,250
	The Goodyear Tire & Rubber Co., 8.63%, 12/01/11		552	565,110

				2,571,202

Automobiles - 0.3%	Ford Capital BV, 9.50%, 6/01/10		785	810,512

Biotechnology - 0.3%	QHP Pharma, 10.25%, 3/15/15 (b)		710	718,115

Building Products - 0.6%	Associated Materials LLC, 9.88%, 11/15/16 (b)		440	459,800
	Ply Gem Industries, Inc., 11.75%, 6/15/13		910	869,050

				1,328,850

Capital Markets - 0.5%	E*Trade Financial Corp., 3.39%, 8/31/19 (b)(d)(e)		244	380,945
	E*Trade Financial Corp., Series A, 3.64%, 8/31/19 (d)(e)		7	10,929
	Marsico Parent Co., LLC, 10.63%, 1/15/16		1,073	633,070
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (b)(f)		461	99,161
	Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (b)(f)		318	68,400

				1,192,505

Chemicals - 2.1%	American Pacific Corp., 9.00%, 2/01/15		880	820,600
	ArCo Chemical Co., 9.80%, 2/01/20 (a)		85	70,125
	Huntsman International LLC, 6.88%, 11/15/13 (b)	EUR	280	380,492
	Huntsman International LLC, 5.50%, 6/30/16 (b)	USD	545	472,787
	Innophos, Inc., 8.88%, 8/15/14		825	841,500
	Lyondell Chemical Worldwide, Inc., 10.25%, 11/01/10 (a)(g)		120	99,000
	MacDermid, Inc., 9.50%, 4/15/17 (b)		1,260	1,247,400
	Wellman Holdings, Inc., Second Lien Subordinate Note, 10.00%, 1/29/19 (b)(d)		844	844,000
	Wellman Holdings, Inc., Third Lien Subordinate Note, 5.00%, 1/29/19 (b)(d)		262	131,000

				4,906,904

Commercial Banks - 0.1%	Glitnir Banki HF, 4.15%, 4/20/10 (a)(b)(g)		111	23,865
	Glitnir Banki HF, 6.38%, 9/25/12 (a)(b)(g)		500	107,500
	Glitnir Banki HF, Series EMTN, 5.07%, 1/27/10 (a)(g)	EUR	50	15,766
	Glitnir Banki HF, Series EMTN, 3.00%, 6/30/10 (a)(g)		45	14,190
	Glitnir Banki HF, Series GMTN, 4.38%, 2/05/10		50	15,766

				177,087

Commercial Services & Supplies - 4.2%	ACCO Brands Corp., 10.63%, 3/15/15 (b)	USD	250	269,687
	Altegrity, Inc., 10.50%, 11/01/15 (b)		700	602,000
	ISS Financing, 11.00%, 6/15/14	EUR	277	448,512
	International Lease Finance Corp., 5.63%, 9/20/13	USD	135	106,244
	International Lease Finance Corp., 5.65%, 6/01/14		770	586,571
	RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		585	630,338

BlackRock Corporate High Yield Fund III, Inc. (CYE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Scientific Games International, Inc., 9.25%, 6/15/19	USD	855	$888,131
	Waste Services, Inc., 9.50%, 4/15/14		3,000	3,075,000
	West Corp., 9.50%, 10/15/14		950	926,250
	West Corp., 11.00%, 10/15/16		2,410	2,428,075

				9,960,808

Construction Materials - 1.2%	Nortek, Inc., 10.00%, 12/01/13 (a)		2,145	2,198,625
	Texas Industries, Inc., 7.25%, 7/15/13		785	759,488

				2,958,113

Consumer Finance - 0.2%	Ford Motor Credit Co. LLC, 3.03%, 1/13/12 (h)		215	194,897
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12		200	199,844
	Ford Motor Credit Co. LLC, 8.00%, 12/15/16		180	179,270

				574,011

Containers & Packaging - 4.5%	Berry Plastics Corp., 4.13%, 9/15/14 (h)		1,765	1,376,700
	Berry Plastics Escrow LLC, 8.88%, 9/15/14 (b)		470	428,875
	Crown European Holdings SA, 6.25%, 9/01/11	EUR	75	115,994
	Graphic Packaging International, Inc., 9.50%, 8/15/13	USD	65	66,625
	Graphic Packaging International, Inc., 9.50%, 6/15/17		840	886,200
	Impress Holdings BV, 3.41%, 9/15/13 (b)(h)		420	394,275
	Owens-Brockway Glass Container, Inc., 8.25%, 5/15/13		1,000	1,020,000
	Owens-Brockway Glass Container, Inc., 6.75%, 12/01/14	EUR	155	223,430
	Packaging Dynamics Finance Corp., 10.00%, 5/01/16 (b)	USD	1,355	1,002,700
	Pregis Corp., 12.38%, 10/15/13		1,200	1,140,000
	Rock-Tenn Co., 8.20%, 8/15/11		2,000	2,100,000
	Smurfit Kappa Acquisitions, 7.25%, 11/15/17	EUR	495	709,819
	Smurfit Kappa Acquisitions, 7.75%, 11/15/19		470	682,791
	Solo Cup Co., 10.50%, 11/01/13 (b)	USD	475	499,938

				10,647,347

Diversified Consumer Services - 1.2%	Service Corp. International, 7.00%, 6/15/17		3,000	2,895,000

Diversified Financial Services - 6.3%	Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		520	568,100
	FCE Bank Plc, 7.88%, 2/15/11	GBP	700	1,131,410
	FCE Bank Plc, 7.13%, 1/16/12	EUR	2,850	4,086,834
	FCE Bank Plc, 7.13%, 1/15/13		1,050	1,474,143
	GMAC LLC, 7.25%, 3/02/11 (b)	USD	464	453,560
	GMAC LLC, 6.88%, 9/15/11 (b)		500	481,250
	GMAC LLC, 6.88%, 8/28/12 (b)		600	568,500
	GMAC LLC, 2.46%, 12/01/14 (b)(h)		884	685,100
	GMAC LLC, 6.75%, 12/01/14 (b)		1,300	1,163,500
	GMAC LLC, 8.00%, 11/01/31 (b)		1,140	977,550
	General Motors Acceptance Corp. of Canada Ltd., 6.00%, 5/25/10	CAD	300	278,889

BlackRock Corporate High Yield Fund III, Inc. (CYE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Leucadia National Corp., 8.13%, 9/15/15	USD	1,325	$1,341,562
	Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		1,200	1,212,000
	Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16	EUR	400	591,609

				15,014,007

Diversified Services - 4.7%	Broadview Networks Holdings, Inc., 11.38%, 9/01/12	USD	1,035	962,550
	GCI, Inc., 8.63%, 11/15/19 (b)		1,200	1,200,000
	Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		1,445	1,517,250
	Qwest Communications International, Inc., 7.50%, 2/15/14		2,020	1,999,800
	Qwest Communications International, Inc., 8.00%, 10/01/15 (b)		600	600,000
	Qwest Communications International, Inc., 3.50%, 11/15/25 (d)		1,010	1,008,738
	Qwest Communications International, Inc., Series B, 7.50%, 2/15/14		1,730	1,712,700
	Qwest Corp., 7.63%, 6/15/15		525	534,188
	Qwest Corp., 8.38%, 5/01/16 (b)		680	710,600
	Windstream Corp., 8.13%, 8/01/13		1,010	1,032,725

				11,278,551

Electric Utilities - 1.1%	NSG Holdings LLC, 7.75%, 12/15/25 (b)		1,030	921,850
	Tenaska Alabama Partners LP, 7.00%, 6/30/21 (b)		1,835	1,730,604

				2,652,454

Electronic Equipment, Instruments & Components - 0.1%	Jabil Circuit, Inc., 7.75%, 7/15/16		295	303,850

Energy Equipment & Services - 0.6%	Compagnie Generale de Geophysique-Veritas, 7.50%, 5/15/15		215	212,850
	Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17		320	316,400
	North American Energy Alliance LLC, 10.88%, 6/01/16 (b)		545	568,163
	North American Energy Partners, Inc., 8.75%, 12/01/11		375	371,250

				1,468,663

Food & Staples Retailing - 0.8%	AmeriQual Group LLC, 9.50%, 4/01/12 (b)		800	680,000
	Duane Reade, Inc., 11.75%, 8/01/15 (b)		165	177,787
	Rite Aid Corp., 9.75%, 6/12/16		410	442,800
	Rite Aid Corp., 10.25%, 10/15/19 (b)		510	518,925

				1,819,512

Food Products - 0.3%	Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		780	817,050

Health Care Equipment & Supplies - 1.2%	DJO Finance LLC, 10.88%, 11/15/14		1,670	1,757,675
	Hologic, Inc., 2.00%, 12/15/37 (d)(i)		1,385	1,121,850

				2,879,525

Health Care Providers & Services - 1.1%	Community Health Systems, Inc., Series WI, 8.88%, 7/15/15		210	214,200

BlackRock Corporate High Yield Fund III, Inc. (CYE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	LifePoint Hospitals, Inc., 3.50%, 5/15/14 (d)	USD	110	$98,313
	Tenet Healthcare Corp., 9.00%, 5/01/15 (b)		1,564	1,653,930
	Tenet Healthcare Corp., 10.00%, 5/01/18 (b)		644	716,450

				2,682,893

Hotels, Restaurants & Leisure - 2.8%	American Real Estate Partners LP, 7.13%, 2/15/13		3,045	2,984,100
	Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(b)(g)		559	116,691
	Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/10 (a)(g)		1,550	620,000
	Little Traverse Bay Bands of Odawa Indians, 10.25%, 2/15/14 (a)(b)(g)		1,290	322,500
	MGM Mirage, 11.13%, 11/15/17 (b)		820	897,900
	San Pasqual Casino, 8.00%, 9/15/13 (b)		975	918,938
	Scientific Games Corp., 0.75%, 12/01/24 (d)(i)		280	278,250
	Shingle Springs Tribal Gaming Authority, 9.38%, 6/15/15 (b)		60	43,500
	Travelport LLC, 4.88%, 9/01/14 (h)		160	134,400
	Travelport LLC, 9.88%, 9/01/14		210	210,000
	Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(g)		305	1,144
	Virgin River Casino Corp., 9.00%, 1/15/12 (a)(g)		940	192,700

				6,720,123

Household Durables - 2.3%	Beazer Homes USA, Inc., 12.00%, 10/15/17 (b)		1,100	1,188,000
	Jarden Corp., 8.00%, 5/01/16		275	283,250
	K Hovnanian Enterprises, Inc., 10.63%, 10/15/16 (b)		1,820	1,856,400
	KB Home, 6.38%, 8/15/11		29	29,072
	KB Home, 9.10%, 9/15/17		215	223,600
	Standard Pacific Corp., 6.25%, 4/01/14		365	322,113
	Standard Pacific Corp., 7.00%, 8/15/15		375	330,938
	Standard Pacific Escrow LLC, 10.75%, 9/15/16 (b)		1,225	1,212,750

				5,446,123

IT Services - 1.3%	Alliance Data Systems Corp., 1.75%, 8/01/13 (d)		1,380	1,350,675
	First Data Corp., 9.88%, 9/24/15		155	137,950
	First Data Corp., 11.25%, 3/31/16		2,070	1,707,750

				3,196,375

Independent Power Producers & Energy Traders - 3.3%	The AES Corp., 8.75%, 5/15/13 (b)		1,070	1,088,725
	AES Eastern Energy LP, Series 99-B, 9.67%, 1/02/29		610	524,600
	Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		1,260	1,266,300
	Energy Future Holdings Corp., 11.25%, 11/01/17 (f)		3,579	2,236,737
	NRG Energy, Inc., 7.25%, 2/01/14		1,625	1,639,219
	NRG Energy, Inc., 7.38%, 2/01/16		1,000	995,000
	Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (f)		191	121,309

				7,871,890

Industrial Conglomerates - 2.4%	Icahn Enterprises LP, 4.00%, 8/15/13 (d)(h)		255	213,563
	Sequa Corp., 11.75%, 12/01/15 (b)		2,340	2,082,600

BlackRock Corporate High Yield Fund III, Inc. (CYE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Sequa Corp., 13.50%, 12/01/15 (b)(f)	USD	3,825	$3,327,680

				5,623,843

Insurance - 0.9%	Alliant Holdings I, Inc., 11.00%, 5/01/15 (b)		1,700	1,674,500
	USI Holdings Corp., 4.15%, 11/15/14 (b)(h)		680	540,600

				2,215,100

Internet & Catalog Retail - 0.1%	NetFlix, Inc., 8.50%, 11/15/17 (b)		355	363,875

Leisure Equipment & Products - 0.5%	Brunswick Corp., 11.25%, 11/01/16 (b)		745	832,537
	Easton-Bell Sports, Inc., 9.75%, 12/01/16 (b)(j)		280	285,250

				1,117,787

Life Sciences Tools & Services - 0.1%	Bio-Rad Laboratories, Inc., 8.00%, 9/15/16 (b)		175	182,437

Machinery - 1.3%	AGY Holding Corp., 11.00%, 11/15/14		1,280	1,043,200
	Navistar International Corp., 3.00%, 10/15/14 (d)		510	480,675
	Navistar International Corp., 8.25%, 11/01/21		1,000	982,500
	RBS Global, Inc., 9.50%, 8/01/14 (b)		218	216,910
	RBS Global, Inc., 8.88%, 9/01/16		450	389,250

				3,112,535

Marine - 1.2%	Horizon Lines, Inc., 4.25%, 8/15/12 (d)		2,230	1,761,700
	Navios Maritime Holdings, Inc., 9.50%, 12/15/14		367	361,036
	Navios Maritime Holdings, Inc., 8.88%, 11/01/17 (b)		500	512,500
	Trico Shipping AS, 11.88%, 11/01/14 (b)		330	334,538

				2,969,774

Media - 11.2%	Affinion Group, Inc., 10.13%, 10/15/13		1,945	1,983,900
	CCO Holdings LLC, 8.75%, 11/15/13		555	611,194
	CMP Susquehanna Corp., 3.52%, 5/15/14 (b)(h)		160	3,200
	CSC Holdings, Inc., 8.50%, 4/15/14 (b)		390	409,987
	CSC Holdings, Inc., Series B, 7.63%, 4/01/11		225	232,875
	Cablevision Systems Corp., Series B, 8.00%, 4/15/12		1,515	1,594,537
	Catalina Marketing Corp., 10.50%, 10/01/15 (b)(f)		1,000	1,020,000
	Charter Communications Holdings II, LLC, 13.50%, 11/30/16		543	644,456
	Charter Communications Operating, LLC, 10.00%, 4/30/12 (b)(i)		500	508,750
	Charter Communications Operating, LLC, 10.38%, 4/30/14 (b)(i)		670	681,725
	EchoStar DBS Corp., 7.00%, 10/01/13		90	90,000
	Harland Clarke Holdings Corp., 6.00%, 5/15/15 (h)		350	287,875
	Harland Clarke Holdings Corp., 9.50%, 5/15/15		420	394,275
	Intelsat Corp., 9.25%, 6/15/16		1,850	1,868,500
	Intelsat Subsidiary Holding Co. Ltd., 8.88%, 1/15/15 (b)		260	262,600
	Liberty Global, Inc., 4.50%, 11/15/16 (b)(d)		590	583,363
	Liberty Media Corp., 3.13%, 3/30/23 (d)		1,113	1,111,609

BlackRock Corporate High Yield Fund III, Inc. (CYE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Lighthouse International Co. SA, 8.00%, 4/30/14 (b)	EUR	177	$158,135
	Lighthouse International Co. SA, 8.00%, 4/30/14		406	362,729
	Lions Gate Entertainment, Inc., 10.25%, 11/01/16 (b)	USD	370	359,825
	Local Insight Regatta Holdings, Inc., 11.00%, 12/01/17		573	343,800
	Network Communications, Inc., 10.75%, 12/01/13		30	12,075
	Nielsen Finance LLC, 11.63%, 2/01/14		180	193,500
	Nielsen Finance LLC, 10.00%, 8/01/14		1,890	1,951,425
	ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(d)(g)		850	807,410
	Rainbow National Services LLC, 8.75%, 9/01/12 (b)		440	446,600
	Rainbow National Services LLC, 10.38%, 9/01/14 (b)		1,582	1,657,145
	TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		3,950	3,663,625
	TVN Finance Corp. Plc, 10.75%, 11/15/17	EUR	300	454,969
	UPC Germany GmbH, 8.13%, 12/01/17 (b)	USD	600	600,000
	UPC Holding BV, 9.88%, 4/15/18 (b)		500	520,000
	Unitymedia GmbH, 9.63%, 12/01/19	EUR	995	1,477,231
	Unitymedia Hessen GmbH, 8.13%, 12/01/17		695	1,031,835
	Virgin Media, Inc., 6.50%, 11/15/16 (b)(d)	USD	430	499,875

				26,829,025

Metals & Mining - 5.3%	Aleris International, Inc., 9.00%, 12/15/14 (a)(g)		1,035	3,881
	Aleris International, Inc., 10.00%, 12/15/16 (a)(g)		800	3,000
	Drummond Co., Inc., 9.00%, 10/15/14 (b)		875	892,500
	Drummond Co., Inc., 7.38%, 2/15/16 (b)		225	212,062
	FMG Finance Property Ltd., 10.00%, 9/01/13 (b)		535	559,075
	FMG Finance Property Ltd., 10.63%, 9/01/16 (b)		1,295	1,411,550
	Foundation PA Coal Co., 7.25%, 8/01/14		1,975	1,979,937
	GoldCorp., Inc., 2.00%, 8/01/14 (b)(d)		190	223,250
	Murray Energy Corp., 10.25%, 10/15/15 (b)		845	828,100
	New World Resources NV, 7.38%, 5/15/15	EUR	625	854,005
	Novelis, Inc., 7.25%, 2/15/15	USD	1,975	1,782,438
	Novelis, Inc., 11.50%, 2/15/15 (b)		430	447,200
	Ryerson, Inc., 7.66%, 11/01/14 (h)		400	353,000
	Ryerson, Inc., 12.00%, 11/01/15		265	269,638
	Steel Dynamics, Inc., 7.38%, 11/01/12		460	458,850
	Teck Resources Ltd., 10.25%, 5/15/16		300	339,000
	Teck Resources Ltd., 10.75%, 5/15/19		1,150	1,342,625
	Vedanta Resources Plc, 9.50%, 7/18/18 (b)		640	635,200

				12,595,311

Multiline Retail - 0.3%	Dollar General Corp., 10.63%, 7/15/15		238	259,420
	Dollar General Corp., 11.88%, 7/15/17 (f)		131	146,392
	Saks, Inc., 9.88%, 10/01/11		295	305,325

				711,137

Oil, Gas & Consumable Fuels - 7.0%	Arch Coal, Inc., 8.75%, 8/01/16 (b)		310	319,300
	Atlas Energy Operating Co. LLC, 12.13%, 8/01/17		500	558,750

BlackRock Corporate High Yield Fund III, Inc. (CYE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)	USD	260	$282,750
	Berry Petroleum Co., 8.25%, 11/01/16		510	497,250
	Bill Barrett Corp., 9.88%, 7/15/16		240	253,200
	Chesapeake Energy Corp., 2.25%, 12/15/38 (d)		800	593,000
	Connacher Oil and Gas Ltd., 11.75%, 7/15/14 (b)		175	190,750
	Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)		1,145	990,425
	Corral Finans AB, 5.28%, 4/15/10 (b)(f)		1,709	1,410,059
	EXCO Resources, Inc., 7.25%, 1/15/11		1,460	1,452,700
	Encore Acquisition Co., 6.25%, 4/15/14		2,000	1,995,000
	Forest Oil Corp., 7.25%, 6/15/19		1,120	1,061,200
	Massey Energy Co., 3.25%, 8/01/15 (d)		1,750	1,443,750
	OPTI Canada, Inc., 9.00%, 12/15/12 (b)		1,340	1,336,650
	OPTI Canada, Inc., 8.25%, 12/15/14		540	432,000
	PetroHawk Energy Corp., 10.50%, 8/01/14		555	600,788
	PetroHawk Energy Corp., 7.88%, 6/01/15		460	458,850
	Range Resources Corp., 8.00%, 5/15/19		400	418,000
	Sabine Pass LNG LP, 7.50%, 11/30/16		390	323,700
	SandRidge Energy, Inc., 8.63%, 4/01/15 (f)		120	115,200
	SandRidge Energy, Inc., 9.88%, 5/15/16 (b)		500	512,500
	SandRidge Energy, Inc., 8.00%, 6/01/18 (b)		990	933,075
	Teekay Shipping Corp., 8.88%, 7/15/11		575	592,250

				16,771,147

Paper & Forest Products - 4.6%	Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(f)		1,079	658,477
	Boise Paper Holdings LLC, 9.00%, 11/01/17 (b)		380	387,600
	Clearwater Paper Corp., 10.63%, 6/15/16 (b)		390	429,000
	Georgia-Pacific Corp., 8.13%, 5/15/11		150	157,875
	Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		1,600	1,696,000
	NewPage Corp., 10.00%, 5/01/12		785	506,325
	NewPage Corp., 11.38%, 12/31/14 (b)		5,810	5,722,850
	Verso Paper Holdings LLC, 11.50%, 7/01/14 (b)		335	365,150
	Verso Paper Holdings LLC, Series B, 4.03%, 8/01/14 (h)		280	210,000
	Verso Paper Holdings LLC, Series B, 9.13%, 8/01/14		1,065	979,800

				11,113,077

Pharmaceuticals - 1.1%	Angiotech Pharmaceuticals, Inc., 4.01%, 12/01/13 (h)		1,530	1,262,250
	Elan Corp. Plc, 8.75%, 10/15/16 (b)		740	695,600
	Elan Finance Plc, 8.88%, 12/01/13		105	102,900
	Valeant Pharmaceuticals International, 8.38%, 6/15/16 (b)		545	561,350

				2,622,100

Real Estate Management Development - 1.2%	Forest City Enterprises, Inc., 7.63%, 6/01/15		1,425	1,211,250
	Realogy Corp., 10.50%, 4/15/14		540	434,700
	Realogy Corp., 12.38%, 4/15/15		2,078	1,309,140

				2,955,090

Semiconductors & Semiconductor Equipment - 0.9%	Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)		930	877,687
	Spansion, Inc., 3.79%, 6/01/13 (a)(b)(g)		1,215	1,263,600

				2,141,287

BlackRock Corporate High Yield Fund III, Inc. (CYE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

Software - 0.0%	BMS Holdings, Inc., 8.35%, 2/15/12 (b)(f)(h)	USD	436	$8,717

Specialty Retail - 1.8%	Asbury Automotive Group, Inc., 7.63%, 3/15/17		350	320,250
	General Nutrition Centers, Inc., 10.75%, 3/15/15		1,285	1,304,275
	Group 1 Automotive, Inc., 2.25%, 6/15/36 (d)(i)		1,055	774,106
	Limited Brands, Inc., 8.50%, 6/15/19 (b)		785	828,175
	United Auto Group, Inc., 7.75%, 12/15/16		1,110	1,073,925

				4,300,731

Textiles, Apparel & Goods - 1.0%	Levi Strauss & Co., 8.63%, 4/01/13	EUR	900	1,317,607
	Quiksilver, Inc., 6.88%, 4/15/15	USD	1,350	1,032,750

				2,350,357

Thrifts & Mortgage Finance - 0.5%	Residential Capital Corp., 8.38%, 6/30/10		2,035	1,180,300

Trading Companies & Distributors - 0.2%	United Rentals North America, Inc., 9.25%, 12/15/19		570	560,025

Wireless Services - 6.0%	Cricket Communications, Inc., 9.38%, 11/01/14		2,035	1,958,687
	Cricket Communications, Inc., 10.00%, 7/15/15		1,390	1,348,300
	Digicel Group Ltd., 8.88%, 1/15/15 (b)		1,370	1,328,900
	Digicel Group Ltd., 9.13%, 1/15/15 (b)(f)		1,983	1,913,595
	FiberTower Corp., 11.00%, 11/15/12 (d)(f)		668	565,973
	iPCS, Inc., 2.41%, 5/01/13 (h)		815	719,237
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		2,285	2,290,712
	NII Holdings, Inc., 2.75%, 8/15/25 (d)		930	920,700
	Nextel Communications, Inc., Series D, 7.38%, 8/01/15		130	120,250
	Nextel Communications, Inc., Series E, 6.88%, 10/31/13		1,730	1,643,500
	Nextel Communications, Inc., Series F, 5.95%, 3/15/14		110	99,550
	Orascom Telecom Finance SCA, 7.88%, 2/08/14 (b)		275	231,000
	Sprint Capital Corp., 6.88%, 11/15/28		1,520	1,140,000

				14,280,404

	Total Corporate Bonds - 92.0%			220,073,294

	Floating Rate Loan Interests (h)

Aerospace & Defense - 0.2%	Hawker Beechcraft Acquisition Co. LLC, Letter of Credit Facility Deposit, 0.18% - 2.28%, 3/26/14		14	10,426
	Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.23% - 2.29%, 3/26/14		236	176,199
	Hawker Beechcraft, Term Loan B, 2.23%, 3/26/14		275	267,781

				454,406

Auto Components - 1.7%	Allison Transmission, Inc., Term Loan, 2.99% - 3.04%, 8/07/14		2,272	1,988,130
	Dana Holding Corp., Term Advance, 6.50% - 7.25%, 1/31/15		2,425	2,164,733

				4,152,863

Automobiles - 0.5%	Ford Motor Co., Term Loan, 3.24% - 3.29%, 12/15/13		1,220	1,069,081

Building Products - 1.2%	CPG International I Inc., Term Loan, 5.26%, 2/28/11		3,259	2,932,688

Capital Markets - 0.1%	Marsico Parent Co., LLC, Term Loan, 5.00% - 5.06%, 12/15/14		456	286,080

BlackRock Corporate High Yield Fund III, Inc. (CYE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests (h)		Par (000)	Value

Chemicals - 0.8%	PQ Corp. (fka Niagara Acquisition, Inc.), Loan (Second Lien), 6.74%, 7/30/15	USD	1,175	$962,661
	PQ Corp. (fka Niagara Acquisition, Inc.), Original Term Loan (First Lien), 3.49% - 3.54%, 7/30/14		741	651,750
	Solutia Inc., Loan, 7.25%, 2/28/14		361	364,823

				1,979,234

Consumer Finance - 1.0%	DaimlerChrysler Financial Services Americas LLC, Term Loan (First Lien), 4.24%, 8/03/12		2,500	2,402,083

Diversified Financial Services - 1.1%	CIT Group, Term Loan A, 9.50%, 1/20/2012		2,525	2,572,344

Diversified Telecommunication Services - 2.2%	Wind Finance SL SA, Facility (Second Lien), 7.68%, 12/17/14	EUR	3,460	5,225,843

Food & Staples Retailing - 0.5%	Rite Aid Corp., Tranche 4, Term Loan, 9.50%, 6/10/15	USD	1,250	1,285,416

Health Care Providers & Services - 2.3%	HCA Inc., Tranche A-1, Term Loan, 1.78%, 11/17/12		5,010	4,651,734
	Rotech Healthcare Inc., Term Loan, 6.28%, 9/26/11		1,056	881,862

				5,533,596

Hotels, Restaurants & Leisure - 1.2%	Travelport LLC (fka Travelport Inc.), Loan, 8.28%, 3/27/12		3,119	2,775,966

IT Services - 0.1%	First Data Corp., Initial Tranche B-1, Term Loan, 2.99% - 3.04%, 9/24/14		348	289,751

Independent Power Producers & Energy Traders - 1.5%	Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-1 Term Loan, 3.75% - 3.78%, 10/10/14		217	161,240
	Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-2 Term Loan, 3.74% - 3.78%, 10/10/14		1,310	975,449
	Texas Competitive Electric Holdings Co., LLC (TXU), Initial Tranche B-3 Term Loan, 3.74% - 3.78%, 10/10/14		3,430	2,533,436

				3,670,125

Machinery - 0.3%	Accuride, Debtor In Possession Term Loan, 10.00%, 10/07/10		182	182,000
	Navistar Financial Corp., Tranche A Term Loan, 2.25%, 3/27/10		499	490,594

				672,594

Media - 2.8%	Affinion Group Holdings, Inc., Loan, 8.27%, 3/01/12		419	371,916
	Cengage Learning Acquisitions, Inc. (Thomson Learning), Tranche 1 Incremental Term Loan, 7.50%, 7/03/14		1,728	1,700,043
	HMH Publishing Co. Ltd., Mezzanine, 17.50%, 11/14/14		545	109,029
	HMH Publishing Co. Ltd., Tranche A Term Loan, 5.28%, 6/12/14		2,648	2,247,197
	New Vision Exit, Term Loan, 13.00%, 10/01/12		61	60,971
	Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		1,200	1,256,000
	Protostar Ltd., Debtor in Possession Term Loan, 18.00%, 1/15/10		170	170,261

BlackRock Corporate High Yield Fund III, Inc. (CYE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests (h)		Par (000)	Value

	Virgin Media Investment Holdings Ltd., C Facility, 3.58%, 7/17/13	GBP	255	$389,550
	World Color Press Inc. and World Color (USA) Corp. (fka Quebecor World Inc.), Advance, 9.00%, 7/23/12	USD	499	500,345

				6,805,312

Multiline Retail - 0.1%	The Neiman Marcus Group Inc., Term Loan, 2.24% - 2.32%, 4/06/13		129	109,667

Oil, Gas & Consumable Fuels - 0.7%	Turbo Beta Ltd., Dollar Facility, 14.50%, 3/15/18		2,278	1,708,698

Paper & Forest Products - 0.2%	Verso Paper Finance Holdings LLC, Loan, 6.53% - 7.28%, 2/01/13		1,275	458,938

Real Estate Management Development - 0.2%	Realogy Corp., Initial Term B Loan, 3.29%, 10/10/13		401	339,929
	Realogy Corp., Synthetic Letter of Credit, 3.15%,		129	109,113

				449,042

Specialty Retail - 0.4%	Claire’s Stores, Term Loan B, 3.03%, 5/29/14		279	217,494
	New Look Group Plc, 9.57%, 11/30/15 (f)	GBP	500	760,853

				978,347

	Total Floating Rate Loan Interests - 19.1%			45,812,074

	Preferred Stocks		Shares

Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (b)		72	16,200

Diversified Financial Services - 0.2%	GMAC, Inc., 7.00% (b)		590	356,968

Media - 0.0%	CMP Susquemanna Radio Holdings Corp., 0.00% (a)(b)(h)		37,314	—

	Total Preferred Securities - 0.2%			373,168

	Other Interests (k)		Beneficial Interest (000)

Auto Components - 2.3%	Delphi Debtor in Possession Hold Co. LLP, Class B Membership Interests	USD	1	5,484,761
	Lear Corp. Escrow		895	9

				5,484,770

Hotels, Restaurants & Leisure - 0.0%	Buffets, Inc.		575	58

Media - 0.0%	Adelphia Escrow		750	75
	Adelphia Recovery Trust		941	3,762
	New Vision LLC Holdings		5	40,876

				44,713

	Total Other Interests - 2.3%			5,529,541

	Warrants (l)		Shares

Auto Components - 0.1%	Lear Corp. (expires 11/09/14)		3,505	215,586

Containers & Packaging -	MDP Acquisitions Plc (expires 10/01/13)		700	29,410

Health Care Providers & Services - 0.0%	HealthSouth Corp. (expires 1/16/14)		32,042	—

Hotels, Restaurants & Leisure - 0.0%	Buffets Restaurants Holdings, Inc. (expires 4/29/14)		485	5

BlackRock Corporate High Yield Fund III, Inc. (CYE)
Schedule of Investments November 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Warrants (l)	Shares	Value

Media - 0.0%	CMP Susquemanna Radio Holdings Corp. (expires 3/26/19) (b)	42,640	—
	New Vision Holdings LLC (expires 9/30/14)	22,447	$224

			224

Oil, Gas & Consumable Fuels - 0.0%	Turbo Cayman Ltd. (No Expiration)	1	—

	Total Warrants - 0.1%		245,225

	Total Long-Term Investments (Cost - $294,595,440) - 117.5%		281,019,327

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.16% (m)(n)	2,205,050	2,205,050

	Total Short-Term Securities (Cost - $2,205,050) - 0.9%		2,205,050

	Options Purchased	Contracts

Over-the-Counter Call Options	Marsico Parent Superholdco LLC, Strike Price USD 942.86, Expires 12/21/19, Broker Goldman Sachs Group, Inc.	19	19,000

	Total Options Purchased (Cost - $18,578) - 0.0%		19,000

	Total Investments (Cost - $296,819,068*) - 118.4%		283,243,377
	Liabilities in Excess of Other Assets - (18.4)%		(43,933,742)

	Net Assets - 100.0%		$239,309,635

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$298,489,789

Gross unrealized appreciation	$14,635,346
Gross unrealized depreciation	(29,881,758)

Net unrealized depreciation	$(15,246,412)

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All, or a portion of the security has been pledged as collateral in connection with swaps.

(d)	Convertible security.

(e)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Variable rate security. Rate shown is as of report date.

(i)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(j)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

JPMorgan Chase Bank NA	$258,250	$8,708

(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

BlackRock Corporate High Yield Fund III, Inc. (CYE)
Schedule of Investments November 30, 2009 (Unaudited)

(l)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(m)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Co. Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$2,205,050	$5,422
BlackRock Liquidity Series, LLC Cash Sweep Series	$(8,370,522)	$2,506

(n)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of November 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	562,065	CAD	584,000	Goldman Sachs & Co.	1/27/10	$8,726
USD	20,119,998	EUR	13,526,500	Citibank NA	1/20/10	(187,043)
USD	1,807,027	GBP	1,109,000	Citibank NA	1/27/10	(16,680)

Total						$(194,997)

•	Credit default swaps on single-name issues - buy protection outstanding as of November 30, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Beazer Homes USA, Inc.	5.00%	Credit Suisse International	December 2011	USD	500	$5,647
K Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs International	December 2011	USD	510	(6,833)
K Hovnanian Enterprises, Inc.	5.00%	Goldman Sachs Bank USA	December 2013	USD	1,000	(23,699)
Louisiana-Pacific Corp.	5.00%	JPMorgan Chase Bank NA	March 2014	USD	500	(127,726)
Macy’s, Inc.	8.05%	Goldman Sachs Bank USA	March 2014	USD	600	(127,550)
Masco Corp.	5.85%	Goldman Sachs Bank USA	March 2014	USD	750	(103,524)
Mohawk Industries, Inc.	4.70%	Goldman Sachs Bank USA	March 2014	USD	750	(71,105)
Tyson Foods, Inc.	4.25%	Goldman Sachs Bank USA	March 2014	USD	400	(25,136)

BlackRock Corporate High Yield Fund III, Inc. (CYE)
Schedule of Investments November 30, 2009 (Unaudited)

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

Centex Corp.	1.00%	Deutsche Bank	June 2014	USD	250	$(5,815)
First Data Corp.	5.00%	Credit Suisse International	June 2014	USD	250	(20,816)
Brunswick Corp.	5.00%	Goldman Sachs Bank USA	September 2014	USD	200	(11,291)
Centex Corp.	1.00%	Deutsche Bank	September 2014	USD	188	342
Ford Motor Co.	5.00%	Deutsche Bank	September 2014	USD	400	5,416
Ford Motor Co.	5.00%	Deutsche Bank	September 2014	USD	400	(308)
Limited Brands, Inc.	1.00%	Goldman Sachs Bank USA	September 2014	USD	850	(3,636)
Limited Brands, Inc.	1.00%	JPMorgan Chase Bank NA	September 2014	USD	100	(353)
Pulte Homes, Inc.	1.00%	JPMorgan Chase Bank NA	September 2014	USD	375	9,607
Boston Scientific Corp.	1.00%	Goldman Sachs Bank USA	December 2014	USD	525	6,321

Total						$(500,459)

•	Credit default swaps on single-name issues - sold protection outstanding as of November 30, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation

D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank NA	September 2014	BB-	USD	188	$(5,095)

[1] Using Standard & Poor’s rating of the issuer.

[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	Credit default swaps on traded indexes - buy protection outstanding as of November 30, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation

Dow Jones CDX North America High Yield	5.00%	Credit Suisse International	December 2014	USD	1,213	$14,691

•	Currency Abbreviations:

CAD Canadian Dollar
EUR Euro
GBP British Pound
USD US Dollar

BlackRock Corporate High Yield Fund III, Inc. (CYE)
Schedule of Investments November 30, 2009 (Unaudited)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of November 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments:
Common Stocks	$8,712,606
Short-Term Securities	2,205,050

Total Level 1	10,917,656

Level 2
Long-Term Investments:
Common Stocks	273,038
Corporate Bonds	217,598,402
Floating Rate Loan Interests	24,446,388
Preferred Stocks	373,168
Warrants	245,001

Total Level 2	242,935,997

Level 3
Long-Term Investments:
Common Stocks	381
Corporate Bonds	2,474,892
Floating Rate Loan Interests	21,365,686
Other Interests	5,529,541
Warrants	224

Total Level 3	29,370,724

Total	$283,224,377

BlackRock Corporate High Yield Fund III, Inc. (CYE)
Schedule of Investments November 30, 2009 (Unaudited)

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	—	—
Level 2	$69,750	$(736,610)
Level 3	—	—

Total	$69,750	$(736,610)

[1] Other financial instruments are swaps, foreign currency exchange contracts and options purchased. Swaps and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options purchased are shown at market value.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

	Investments in Securities

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Warrants	Total

Balance as of February 28, 2009	$381	$1,607,922	$16,334,395	$3,837	—	$17,946,535
Accrued discounts/premiums	—	—	—	—	—	—
Realized gain (loss)	—	(9,745)	(5,563,953)	—	—	(5,573,698)
Change in unrealized appreciation/depreciation[2]	(7,693)	327,176	20,637,491	4	—	20,956,978
Net purchase (sales)	—	3,000	(10,547,910)	—	—	(10,544,910)
Net transfer in/out of Level 3	7,693	546,539	505,663	5,525,700	$224	6,585,819

Balance as of November 30, 2009	$381	$2,474,892	$21,365,686	$5,529,541	$224	$29,370,724

[2] The change in unrealized appreciation/depreciation on securities still held at November 30, 2009 was $10,375,722.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund III, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Corporate High Yield Fund III, Inc.

Date: January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Corporate High Yield Fund III, Inc.

Date: January 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Corporate High Yield Fund III, Inc.

Date: January 22, 2010